Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Financial Statements of Foreign Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Statements of Foreign Operations [Abstract]
Share capital	€ 5	€ 4	€ 4
Capital reserves	245,298	225,007	216,815
Other equity	1,044	106	45
Retained earnings	(191,198)	(136,117)	(117,211)
Profit/Loss	(97,959)	(55,081)	(18,906)
Equity attributable to shareholders of ADSE	(42,809)	33,919	80,747
Total	€ (42,809)	€ 33,919	€ 80,747	€ 96,892